Commitments and Contingencies (Details) $ in Millions		1 Months Ended
	Oct. 29, 2010 USD ($) plaintiff	Oct. 31, 2016 USD ($)	Sep. 30, 2015 pharmacy	Mar. 31, 2010 state	Feb. 28, 2006 director class_action_complaint officer	Oct. 31, 2003 pharmacy class_action_complaint	Dec. 31, 2016 lease
Loss contingencies
Number of store leases guaranteed | lease							87
Number of pharmacies filing putative action | pharmacy						2
New claims filed, number | class_action_complaint						3
Number of pharmacies indicated in subpoena | pharmacy			8
Omnicare, Inc.
Loss contingencies
New claims filed, number | class_action_complaint					2
Number of officers named in lawsuit | officer					3
Number of directors named in lawsuit | director					2
Multi-state Investigation
Loss contingencies
Number of states participating in multi-state investigation | state				28
Banigan and Templin v. Organon USA, Inc., Omnicare, Inc. and PharMerica Corporation | Omnicare, Inc.
Loss contingencies
Litigation settlement, amount	$ 23.0
Number of plaintiffs | plaintiff	2
Omnicare's Nationwide Billing Practices, Pure Service Pharmacy | Omnicare, Inc.
Loss contingencies
Litigation settlement, amount		$ 1.5
Auto Label Verification | Omnicare, Inc.
Loss contingencies
Litigation settlement, amount		8.0
Controlled Substances Act
Loss contingencies
Litigation settlement, amount		$ 5.0